Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
CIK	dei_EntityCentralIndexKey	0001479360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2022
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PIMCO Dividend and Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQIIX
PIMCO Dividend and Income Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQIPX
PIMCO Dividend and Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQIZX
PIMCO Dividend and Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQICX
PIMCO RAE Emerging Markets Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIFX
PIMCO RAE Emerging Markets Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEPFX
PIMCO RAE Emerging Markets Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEAFX
PIMCO RAE Global ex-US Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZRIX
PIMCO RAE Global ex-US Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZRPX
PIMCO RAE Global ex-US Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZRAX
PIMCO RAE International Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPYIX
PIMCO RAE International Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPYPX
PIMCO RAE International Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPYAX
PIMCO RAE US Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKAIX
PIMCO RAE US Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKAPX
PIMCO RAE US Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKAAX
PIMCO RAE US Small Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJIX
PIMCO RAE US Small Fund | I-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJPX
PIMCO RAE US Small Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJAX
PIMCO REALPATH Blend Income Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBRNX
PIMCO REALPATH Blend Income Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBRDX
PIMCO REALPATH Blend Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBRAX
PIMCO REALPATH Blend 2025 Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZRX
PIMCO REALPATH Blend 2025 Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZDX
PIMCO REALPATH Blend 2025 Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPZAX
PIMCO REALPATH Blend 2030 Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBPNX
PIMCO REALPATH Blend 2030 Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBPRX
PIMCO REALPATH Blend 2030 Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBPAX
PIMCO REALPATH Blend 2035 Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDGAX
PIMCO REALPATH Blend 2035 Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDGZX
PIMCO REALPATH Blend 2035 Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDGDX
PIMCO REALPATH Blend 2040 Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVPNX
PIMCO REALPATH Blend 2040 Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVPRX
PIMCO REALPATH Blend 2040 Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVPAX
PIMCO REALPATH Blend 2045 Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVQNX
PIMCO REALPATH Blend 2045 Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVQDX
PIMCO REALPATH Blend 2045 Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVQAX
PIMCO REALPATH Blend 2050 Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQZX
PIMCO REALPATH Blend 2050 Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQDX
PIMCO REALPATH Blend 2050 Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQAX
PIMCO REALPATH Blend 2055 Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRQZX
PIMCO REALPATH Blend 2055 Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRQDX
PIMCO REALPATH Blend 2055 Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRQAX
PIMCO REALPATH Blend 2060 Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBMX
PIMCO REALPATH Blend 2060 Fund | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBEX
PIMCO REALPATH Blend 2060 Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBAX
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF | PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEM
PIMCO RAFI Dynamic Multi-Factor International Equity ETF | PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDX
PIMCO RAFI Dynamic Multi-Factor US Equity ETF | PIMCO RAFI Dynamic Multi-Factor US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFUS
PIMCO RAFI ESG US ETF | PIMCO RAFI ESG US ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFE